UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at three shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Castlerigg Partners L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 26 October 2012

(e)	A brief description of the matter voted on: Tender Offer and exchange into “Newco” entities, investors given the option to accept the tender offer or remain invested in the new entities.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Not applicable

(a)	The name of the issuer of the portfolio security: GSA Quantitative Futures Partners, L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 19 March 2013

(e)	A brief description of the matter voted on: Amendment to the organizational documents to allow change in notice period for redemptions from 14 days to 30 days.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Lansdowne Global Financials Fund, LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 19 April 2013

(e)	A brief description of the matter voted on: Reorganization of partnership into master-feeder structure, replacement of incentive allocation with incentive fee, allocation of losses to retiring partners, and appointment of additional investment adviser to the partnership.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Arthur Lev
Name: Arthur Lev
Title: Principal Executive Officer

Date:	August 15, 2013